Related Parties (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		10 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011 Fund I as related party	Dec. 31, 2012 Fund I as related party	Dec. 31, 2011 Fund I as related party Common units	Dec. 31, 2012 Fund I as related party Common units	Dec. 31, 2011 Lime Rock Management LP	Dec. 31, 2012 Lime Rock Management LP	Dec. 31, 2011 General partner and its affiliates	Dec. 31, 2012 General partner and its affiliates	Dec. 31, 2012 General partner and its affiliates Common units	Dec. 31, 2011 General partner and its affiliates Common units	Dec. 31, 2012 ServCo	Dec. 31, 2012 Lime Rock Resources	Nov. 15, 2011 Fund I (as predecessor)	Dec. 31, 2010 Fund I (as predecessor)	Nov. 15, 2011 Fund I (as predecessor) Lime Rock Management LP	Dec. 31, 2010 Fund I (as predecessor) Lime Rock Management LP
Related Parties
Percentage of limited partner interest			52.40%	52.40%	32.20%	32.10%
Partnership interest (as a percent)				100.00%			100.00%	100.00%	0.10%	0.10%
General partner units held									22,400	22,400
Payment made to related party							$ 600,000	$ 2,100,000
Changes in the affiliates (payable)/receivable balances
Balance at the beginning of the period		(536,000)												(536,000)
Expenditures		(86,473,000)											(74,765,000)	(11,708,000)
Cash paid for expenditures		67,267,000											62,844,000	4,423,000
Revenues and other		17,765,000											9,692,000	8,073,000
Balance at the end of the period	(536,000)	(1,977,000)											(2,229,000)	252,000
Limited partner units held					5,049,600	5,049,600					5,049,600	5,049,600
Aggregate amount of distribution	0	37,262,000													43,353,000	120,896,000
Related party management fees																	5,400,000	6,100,000
Related party revenue															$ 900,000